Financial risk management (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
IfrsStatementLineItems [Line Items]
Profit before tax	$ 1,175,377	$ 757,202
Other comprehensive income
Unused credit facilities	$ 653,700	681,900
Interest rate risk [member]
IfrsStatementLineItems [Line Items]
Percenatge of increase market interest rates	1.00%
Profit before tax	$ 8,860	20,929
Other comprehensive income
Percenatge of decrease market interest rates	1.00%